UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178



13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline                 New York, N.Y.          February 14, 2006
--------------------          ------------------------      ----------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:  $150,275
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)      28-xxxx                    Axial Capital, LP


                                                     FORM 13F INFORMATION TABLE
                              TITLE OF                   VALUE     SHRS OR  SH/  PUT/  INVSTMT         OTHR     VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (x1000)   PRN AMT  PRN  CALL  DSCRTN          MGRS  SOLE     SHARED  NONE
CARMIKE CINEMAS INC           COM             143436400    2,422    95,500   SH        SHARED-DEFINED  (1)     95,500          0
DOBSON COMMUNICATIONS CORP    CL A            256069105      900   120,000   SH        SHARED-DEFINED  (1)    120,000          0
EMDEON CORP                   COM             290849108    1,904   225,000   SH        SHARED-DEFINED  (1)    225,000          0
M& F WORLDWIDE CORP           COM             552541104    4,248   260,264   SH        SHARED-DEFINED  (1)    260,264          0
PENN TRAFFIC COSHR NPV US     COM             707832309    1,501    98,450   SH        SHARED-DEFINED  (1)     98,450          0
PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT  71712A206    5,062    72,675   SH        SHARED-DEFINED  (1)     72,675          0
SPRINT NEXTEL CORP            COM FON         852061100    4,928   210,964   SH        SHARED-DEFINED  (1)    210,964          0
DOLBY LABORATORIES INC        COM             25659T107    3,060   179,500   SH        SHARED-DEFINED  (1)    179,500          0
FTD GROUP INC                 COM             30267U108    3,048   293,361   SH        SHARED-DEFINED  (1)    293,361          0
INPUT/OUTPUT INC              COM             457652105    1,316   187,250   SH        SHARED-DEFINED  (1)    187,250          0
MI DEVS INC                   CL A SUB VTG    55304X104    1,260    36,618   SH        SHARED-DEFINED  (1)     36,618          0
NEWS CORP                     CL A            65248E104    1,308    84,100   SH        SHARED-DEFINED  (1)     84,100          0
RADISYS CORP                  COM             750459109      434    25,000   SH        SHARED-DEFINED  (1)     25,000          0
ASPREVA PHARMACEUTICALS CORP  COM             04538T109      890    56,600   SH        SHARED-DEFINED  (1)     56,600          0
ESPEED INC                    CL A            296643109    1,479   191,800   SH        SHARED-DEFINED  (1)    191,800          0
LIGAND PHARMACEUTICALS INC    COM             53220K207    6,539   586,500   SH        SHARED-DEFINED  (1)    586,500          0
NEWS CORP                     CL B            65248E203    3,017   181,650   SH        SHARED-DEFINED  (1)    181,650          0
OFFSHORE LOGISTICS INC        COM             676255102    3,505   120,018   SH        SHARED-DEFINED  (1)    120,018          0
PRESTIGE BRANDS HLDGS INC     COM             74112D101    7,038   563,000   SH        SHARED-DEFINED  (1)    563,000          0
SEACOR HOLDINGS INC           COM             811904101    4,903    72,000   SH        SHARED-DEFINED  (1)     72,000          0
SPDR TR                       UNIT SER I      78462F103   53,592   430,427   SH        SHARED-DEFINED  (1)    430,427          0
STREETTRACKS GOLD TR          GOLD SHS        863307104    6,467   125,372   SH        SHARED-DEFINED  (1)    125,372          0
GOLF GALAXY INC               COM             381639103      856    44,700   SH        SHARED-DEFINED  (1)     44,700          0
TIME WARNER INC               COM             887317105    3,139   180,000   SH        SHARED-DEFINED  (1)    180,000          0
AUDIBLE INC                   COM NEW         05069A302    1,733   135,000   SH        SHARED-DEFINED  (1)    135,000          0
CHRISTOPHER & BANKS CORP      COM             171046105      316    16,811   SH        SHARED-DEFINED  (1)     16,811          0
CONNS INC                     COM             208242107    1,844    50,000   SH        SHARED-DEFINED  (1)     50,000          0
FURNITURE BRANDS INTL INC     COM             360921100      289     5,779   SH        SHARED-DEFINED  (1)      5,779          0
INPHONIC INC                  COM             45772G105      441    50,739   SH        SHARED-DEFINED  (1)     50,739          0
RESEARCH IN MOTION LTD        COM             760975102    5,195    78,700   SH        SHARED-DEFINED  (1)     78,700          0
SIERRA WIRELESS INC           COM             826516106      278    25,000   SH        SHARED-DEFINED  (1)     25,000          0
ARTHROCARE CORP               COM             043136100      590    14,000   SH        SHARED-DEFINED  (1)     14,000          0
IMPAC MTG HLDGS INC           COM             45254P102      377    40,080   SH        SHARED-DEFINED  (1)     40,080          0
MARCHEX INC                   CL B            56624R108    1,964    87,344   SH        SHARED-DEFINED  (1)     87,344          0
NUTRI SYS INC NEW             COM             67069D108    9,404   261,070   SH        SHARED-DEFINED  (1)    261,070          0
HOUSEVALUES INC               COM             44183Y102      261    20,000   SH        SHARED-DEFINED  (1)     20,000          0
OPENWAVE SYS INC              COM             683718308      122     7,000   SH        SHARED-DEFINED  (1)      7,000          0
PORTALPLAYER INC              COM             736187204      382    13,500   SH        SHARED-DEFINED  (1)     13,500          0
TEMPUR PEDIC INTL INC         COM             88023U101       35     3,033   SH        SHARED-DEFINED  (1)      3,033          0
VIDESH SANCHAR NIGAM LTD      COM             92659G600    1,517    90,000   SH        SHARED-DEFINED  (1)     90,000          0
ZIX CORP                      COM             98974P100      851   445,600   SH        SHARED-DEFINED  (1)    445,600          0
NORDSTROM INC                 COM             655664100      374    10,000       PUT   SHARED-DEFINED  (1)     10,000          0
ACCREDITED HOME LENDRS HLDG   COM             00437P107      744    15,000       PUT   SHARED-DEFINED  (1)     15,000          0
ACCREDITED HOME LENDRS HLDG   COM             00437P107      744    15,000       PUT   SHARED-DEFINED  (1)     15,000          0



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